Annual Operating Expenses - FidelityOhioMunicipalFunds-ComboPRO - FidelityOhioMunicipalFunds-ComboPRO - Fidelity Ohio Municipal Income Fund - Fidelity Ohio Municipal Income Fund	Mar. 01, 2023
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.49%